Other Liabilities, Provisions and Commitments	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [abstract]
Other Liabilities, Provisions and Commitments	Other Liabilities, Provisions and Commitments
24.1 Other current financial liabilities

	2021	2020
Sundry creditors	Ps. 657	Ps. 1,018
Derivative financial instruments	84	930
Total	Ps. 741	Ps. 1,948
24.2 Provisions and other non-current liabilities

	2021	2020
Provisions	Ps. 4,150	Ps. 5,100
Taxes payable	53	67
Other (1)	2,007	2,144
Total	Ps. 6,210	Ps. 7,311
(1) Includes an amount of Ps. 899 for 2021 an 2020 related of certain tax contingencies that expired and are payable to the former shareholders of Spaipa (acquired in 2013).

24.3 Other non-current financial liabilities

	2021	2020
Derivative financial instruments	Ps. 9	Ps. 571
Security deposits	499	363
Total	Ps. 508	Ps. 934
24.4 Provisions recorded in the consolidated statement of financial position
The Company has various loss contingencies and has recorded reserves as other liabilities for those legal proceedings for which it believes an unfavorable resolution is probable. The following table presents the nature and amount of the loss contingencies recorded as of December 31, 2021 and 2020:

	2021	2020
Taxes	Ps. 2,066	Ps. 2,540
Labor	1,472	1,681
Legal	612	879
Total (1)	Ps. 4,150	Ps. 5,100
(1) As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits. See Note 12.
24.5. Changes in the balance of provisions recorded
24.5.1 Taxes

	2021	2020	2019
Balance at beginning of the period	Ps. 2,540	Ps. 4,696	Ps. 5,038
Penalties and other charges	30	—	1
New contingencies	148	186	368
Cancellation and adjustments	(59)	(152)	(247)
Payments	(236)	(187)	(68)
Reversal of indemnifiable items (1)	—	(1,177)	—
Other Effects	(263)	—	—
Effect of foreign currency exchange rates	(94)	(826)	(396)
Balance at end of the period	Ps. 2,066	Ps. 2,540	Ps. 4,696

(1) This amount for 2021 includes Ps. 899 of certain tax contingencies that expired and are payable to the former shareholders of Spaipa (acquired in 2013), see Note 24.2.
24.5.2 Labor

	2021	2020	2019
Balance at beginning of the period	Ps. 1,681	Ps. 2,222	Ps. 2,340
Penalties and other charges	303	228	249
New contingencies	363	227	465
Cancellation and expiration	(445)	(51)	(273)
Contingencies added in business combinations	—	—	44
Payments	(358)	(561)	(401)
Effects of foreign currency exchange rates	(72)	(384)	(202)
Balance at end of the period	Ps. 1,472	Ps. 1,681	Ps. 2,222
24.5.3 Legal

	2021	2020	2019
Balance at beginning of the period	Ps. 879	Ps. 1,065	Ps. 920
Penalties and other charges	68	8	94
New contingencies	26	193	128
Cancellation and expiration	(241)	(141)	(45)
Contingencies added in business combinations	—	—	77
Payments	(97)	(111)	(44)
Effect of foreign currency exchange rates	(23)	(135)	(65)
Balance at end of the period	Ps. 612	Ps. 879	Ps. 1,065
While provision for all claims has already been made, the actual outcome of the disputes and the timing of the resolution cannot be estimated by the Company at this time.
24.6 Unsettled lawsuits
The Company has entered into several proceedings with its labor unions, tax authorities and other parties that primarily involve Coca-Cola FEMSA and its subsidiaries. These proceedings have arisen in the ordinary course of business and are common to the industry in which the Company operates. Such contingencies were classified by the Company as less than probable but not remote, the estimated amount including uncertain tax position as of December 31, 2021 of these lawsuits is Ps. 102,659, however, the Company believes that the ultimate resolution of such proceedings will not have a material effect on its consolidated financial position or result of operations.
The Company has tax disputes, most of which are related to its Brazilian operations, with loss expectations assessed by management and supported by the analysis of legal counsel considered as possible. The main possible tax contingencies of Brazilian operations amount to approximately Ps. 55,288. This refers to various tax disputes related primarily to: (i) Ps. 8,573 of credits for ICMS (VAT);
(ii) Ps. 30,821 related to tax credits of IPI over raw materials acquired from Free Trade Zone Manaus; (iii) Claims of Ps. 4,766 related to compensation of federal taxes not approved by the Tax authorities; (iv) Ps. 8,549 relating to questions about the amortization of goodwill generated in acquisitions operations; and (v) Ps. 2,579 relating to liability over the operations of a third party, former distributor, in the period from 2001 to 2003. The Company is defending its position in these matters and final decision is pending in court.
After conducting a thorough analysis, during 2021 the Company has decided to reverse its temporary decision to suspend tax credits on concentrate purchased from the Manaus Free Trade Zone in Brazil. As a result, the Company has recognized an extraordinary benefit of Ps. 1,083 million in the cost of goods sold equivalent to the accumulated credit suspended since 2019 and until the first quarter of 2021. This decision was supported by recent developments and opinions from external advisors.
In recent years in its Mexican and Brazilian territories, Coca-Cola FEMSA has been requested to present certain information regarding possible monopolistic practices. These requests are commonly generated in the ordinary course of business in the soft drink industry where these subsidiaries operate. The Company does not expect any material liability to arise from these contingencies.
24.7 Collateralized contingencies
As is customary in Brazil, the Company has been required by the tax authorities there to collateralize tax contingencies currently in litigation amounting to Ps. 10,721, Ps. 7,342 and Ps. 10,471 as of December 31, 2021, 2020 and 2019, respectively, by pledging fixed assets and entering into available lines of credit covering the contingencies. Also as disclosed in Note 7.2 there is some restricted cash in Brazil relates to short term deposits in order to fulfill the collateral requirements for accounts payable.
24.8 Commitments
The Company has signed commitments for the purchase of property, plant and equipment of Ps. 726 and Ps. 432 as December 31, 2021 and 2020, respectively.